Goldman Sachs Energy Infrastructure Fund Expense Example - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Energy Infrastructure Fund	Nov. 30, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 690
Expense Example, with Redemption, 3 Years	1,000
Expense Example, with Redemption, 5 Years	1,332
Expense Example, with Redemption, 10 Years	2,268
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	1,214
Expense Example, with Redemption, 10 Years	2,610
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,414
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	696
Expense Example, with Redemption, 10 Years	1,539
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	553
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	2,089
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	632
Expense Example, with Redemption, 10 Years	$ 1,403